Accounts Receivable, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of accounts receivable, net
Accounts receivable	$ 356,148	$ 665,154
Less: Allowance for doubtful accounts		(123,392)
Less: Reserve for future chargebacks	(36,129)	(61,572)
Total accounts receivable, net	$ 320,019	$ 480,190